Share Options (Details) - Schedule of outstanding and exercisable share options separated ranges of exercise prices	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1,570,991
Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	1048297 years
0.000 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 152,640
0.000 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	2.42
Weighted average remaining contractual term (years)	152640 years
0.000 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	1,030.00
1.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 228,480
1.14 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	1.39
Weighted average remaining contractual term (years)	228480 years
1.14 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	1,390
1.67 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 43,200
1.67 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	2.21
Weighted average remaining contractual term (years)	43200 years
1.67 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	2,210
1.83 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 982,870
1.83 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	6.75
Weighted average remaining contractual term (years)	489239 years
1.83 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	4,700
3.2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 35,001
3.2 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	6.45
Weighted average remaining contractual term (years)	10938 years
3.2 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	6,450
3.79 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 60,000
3.79 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	1.59
Weighted average remaining contractual term (years)	60000 years
3.79 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	1,590
4.17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 28,800
4.17 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	3.03
Weighted average remaining contractual term (years)	28800 years
4.17 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	3,030.00
5.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 40,000
5.12 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	6.54
Weighted average remaining contractual term (years)	35000 years
5.12 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	6,540